CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 107,056	$ 47,484	$ 63,131
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment of available for sale marketable securities	0	700	714
Gain derived from deconsolidation of subsidiary, consolidation of affiliate and equity in losses )gains) of affiliated companies	(60,684)	(3,744)	(25,870)
Depreciation and amortization	24,349	25,650	14,363
Changes in value of debentures	670	2,070	2,496
Increase (decrease) in accrued severance pay, net	(1,645)	(1,132)	3,025
Gain from sale of operation and subsidiaries	0	(136)	(630)
Loss (gain) from sale of property, plants and equipment	15	0	(2)
Stock-based compensation expenses	3,978	4,920	4,623
Changes in value of long term loans and deposits, net	21	360	133
Changes in deferred taxes, net	926	(485)	(3,798)
Change in liability in respect of business combinations	(845)	429	1,292
Loss (gain) from sale and decrease (increase) in value of marketable securities classified as trading	(472)	(376)	1,421
Realized gain from sale of available for sale securities	0	(31)	0
Changes in operating assets and liabilities:
Decrease (increase) in inventories	(128)	346	2,938
Increase in trade receivables	(6,451)	(1,674)	(21,795)
Decrease (increase) in other current and long-term accounts receivable	(9,113)	2,506	(9,924)
Increase (decrease) in trade payables	3,324	3,421	(10,584)
Increase (decrease) in other accounts payable and employees and payroll accrual	2,515	(7,448)	4,386
Increase (decrease) in deferred revenues	5,035	208	(86)
Net cash provided by operating activities	68,551	73,068	25,833
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(13,253)	(20,047)	(40,188)
Purchase of controlling interest in an affiliated company, net of cash acquired (Appendix D)	0	14,052	0
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries (Appendix E)	(31,105)	0	(16,599)
Proceeds from sale of activity in a consolidated company	0	136	0
Changes in restrictions on short term deposit	(193)	0	0
Purchase of property and equipment	(6,868)	(4,994)	(8,907)
Proceeds from sale of (investment in) marketable securities, net	(1,519)	2,507	21,500
Proceeds from sale of property, plants and equipment	102	0	43
Investment in and loans to affiliates and other companies	0	(364)	(8,765)
Changes in short term deposits, net	(597)	5,235	(5,179)
Capitalization of software development and other costs	(9,899)	(8,433)	(9,744)
Net cash used in investing activities	(63,332)	(11,908)	(67,839)
Cash flows from financing activities:
Exercise of employees stock options in subsidiaries	3,036	1,508	890
Dividend paid to non-controlling interests in subsidiaries	(16,648)	(12,940)	(9,418)
Dividend to Formula's shareholders	(5,444)	76	(9,731)
Short-term bank credit, net	2,301	422	5,043
Repayment of long-term loans from banks and others	(17,586)	(12,982)	(6,461)
Proceeds from long term loans	21,493	41,505	45,420
Purchase of non-controlling interests and redeemable non-controlling interests	(4,447)	(19,166)	(5,187)
Cash paid in conjunction with acquisitions of activities	(3,863)	(3,669)	0
Repayment of capital lease	(456)	(188)	(213)
Repayment of debenture	(16,792)	(33,015)	0
Net cash provided by (used in) financing activities	(38,406)	(38,449)	20,343
Effect of exchange rate changes on cash and cash equivalents	4,072	355	(673)
Increase (decrease) in cash and cash equivalents	(29,115)	23,066	(22,336)
Cash and cash equivalents at beginning of year	111,238	88,172	110,508
Cash and cash equivalents at end of year	82,123	111,238	88,172
Supplemental cash flow information:
Cash paid in respect of Interest	1,978	4,251	1,628
Cash paid in respect of Income tax	14,714	17,986	13,843
Non-cash activities:
Purchase of property and equipment	2,780	0	2,696
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	(1,534)	(3,312)	(1,326)
Property and equipment	(78)	(760)	(1,534)
Goodwill and intangible assets	(16,891)	(43,536)	(51,297)
Long-term liabilities	5,038	7,215	13,385
Deferred tax liability, net	212	687	2,181
Liability to formerly shareholders	0	0	7,483
Cash designated to distribution to former shareholders	0	0	(4,821)
Cash paid in conjunction with acquisitions of activities	0	(140)	(6,020)
Redeemable non-controlling interests at acquisition date	0	19,555	0
Non-controlling interests at acquisition date	0	244	1,761
Total	(13,253)	(20,047)	(40,188)
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	0	10,835	0
Property and equipment	0	(1,814)	0
Goodwill and intangible assets	0	(155,740)	0
Long-term liabilities	0	3,211	0
Deferred tax asset, net	0	(247)	0
Investment in affiliated company	0	75,242	0
Non-controlling interests at acquisition date	0	82,565	0
Total	0	14,052	0
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries:
Working capital (other than cash and cash equivalents)	(12,114)	0	(7,796)
Property and equipment	4,085	0	1,220
Other assets, deferred expenses and long term payables	571	0	3,527
Goodwill and intangible assets	160,960	0	42,269
Non-controlling interests at loss of control date	(84,228)	0	(10,916)
Investment in affiliated company presentation due to loss of control	(158,592)		(71,366)
Adjustment to other comprehensive (loss) gain	(2,951)	0	0
Gain from realization of investments in subsidiaries	61,164	0	26,463
Total	$ (31,105)	$ 0	$ (16,599)